9. Stockholders' deficit - Options Outstanding (Details) - Options	6 Months Ended
Jun. 30, 2016 $ / shares shares
Options Exercisable, shares | shares	400,000
Options Exercisable, price | $ / shares	$ .12
Ending Balance, options | shares	480,000
Ending Balance, options exercise price | $ / shares	$ 0.12
Weighted Average Contractual Life, options	3 years 4 months 2 days